UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     March 31, 2007
                                                  -------------------

Check here if Amendment [  ]; Amendment Number:
                                                ---------
   This Amendment (Check only one.):    [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:    TCG Holdings, L.L.C.
         ---------------------------------------
Address: c/o The Carlyle Group
         ---------------------------------------
         1001 Pennsylvania Avenue, NW
         ---------------------------------------
         Suite 220 S.
         ---------------------------------------
         Washington, DC  20004-2505
         ---------------------------------------

Form 13F File Number:  28- 12410
                           ---------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   John Harris
        ----------------------------------------
Title:  Managing Director
        ----------------------------------------
Phone:  202-729-5626
        ----------------------------------------

Signature, Place, and Date of Signing:

    /s/ John Harris            Washington, DC              May 15, 2007
-----------------------    ----------------------    -----------------------
       Signature                City, State                   Date

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

   Form 13F File Number      Name
   28-
       -----------------     -------------------------

                             -------------------------
                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         1
                                          ----------------------

Form 13F Information Table Entry Total:    14
                                          ----------------------

Form 13F Information Table Value Total:    $63,668
                                          ----------------------
                                            (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.     Form 13F File Number        Name

    1       28-12429                    Carlyle Investment Management L.L.C.
    ----    ------------------------    ---------------------------------------

                                                  FORM 13-F INFORMATION TABLE

  COLUMN 1          COLUMN 2       COLUMN 3     COLUMN 4           COLUMN 5              COLUMN 6    COLUMN 7        COLUMN 8
--------------   --------------  -----------    --------   --------------------------  -----------  ---------- ---------------------
                                                 VALUE       SHRS OR     SH/    PUT/    INVESTMENT    OTHER      VOTING AUTHORITY
NAME OF ISSUER   TITLE OF CLASS     CUSIP       (x$1000)     PRN AMT     PRN    CALL    DISCRETION   MANAGERS  SOLE    SHARED   NONE
--------------   --------------  -----------    --------   --------------------------  -----------  ---------- -----  --------- ----

Pioneer             Com New        723643300    $ 9,699       350,900    SH      --        Shared-       1             350,900
Cos Inc                                                                                    Defined

Time Warner         Com            887317105    $ 2,169       110,000    SH      --        Shared-       1             110,000
Inc                                                                                        Defined

Varsity Group,      Com            922281100    $ 1,656     1,252,630    SH      --        Shared-       1           1,252,630
Inc                                                                                        Defined

Blackboard Inc      Com            091935502    $29,025       863,059    SH      --        Shared-       1             863,059
                                                                                           Defined

Acme                Com            004631107    $   114        20,000    SH      --        Shared-       1              20,000
Communication                                                                              Defined
Inc

Graphic             Com            388688103    $ 1,404       296,300    SH      --        Shared-       1             296,300
Packaging                                                                                  Defined
Corp

Nexstar             CL A           65336K103    $   707        73,616    SH      --        Shared-       1              73,616
Broadcasting                                                                               Defined
Group

Owens Corning       Com            690742101    $ 4,112       129,077    SH      --        Shared-       1             129,077
New                                                                                        Defined

Horizon             Com New        440435204    $ 4,338       300,000    SH      --        Shared-       1             300,000
Offshore Inc                                                                               Defined

3M Co               Com            88579Y101    $ 3,057        40,000    SH      --        Shared-       1              40,000
                                                                                           Defined
------------------------------------------------------------------------------------------------------------------------------------

CBS Corp New        CL B           124857202    $ 2,141        70,000    SH      --        Shared-       1              70,000
                                                                                           Defined

Dean Foods          Com            242370104    $ 1,870        40,000    SH      --        Shared-       1              40,000
New                                                                                        Defined

Mirant Corp         Com            60467R100    $ 2,428        60,000    SH      --        Shared-       1              60,000
New                                                                                        Defined

NTELOS              Com            67020Q107    $   948        49,315    SH      --        Shared-       1              49,315
Hldgs Corp                                                                                 Defined
------------------------------------------------------------------------------------------------------------------------------------